SARATOGA ADVANTAGE TRUST

James Alpha Global Real Estate Investments Portfolio

Incorporated herein by reference is the definitive version of the supplement for the James Alpha Global Real Estate Investments Portfolio filed pursuant to Rule 497 under the Securities Act of 1933, as amended, on October 30, 2014 (SEC Accession No. 0000910472-14-004802).